Operating, Selling and General	12 Months Ended
Dec. 31, 2018
OPERATING, SELLING AND GENERAL
OPERATING, SELLING AND GENERAL

8. OPERATING, SELLING AND GENERAL

Operating, Selling and General expense consists of the following:

($ millions)	2018	2017

	(restated – note 5)
Contract services(1)	4 552	3 551

Employee costs(1)	3 263	3 290

Materials	765	706

Energy	1 095	1 121

Equipment rentals and leases	360	279

Travel, marketing and other	538	241

	10 573	9 188

(1)         The company incurred $8.3 billion of contract services and employee costs for the year ended December 31, 2018 (2017 – $7.3 billion), of which $7.8 billion (2017 – $6.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2017 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.